UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09373
Oppenheimer Senior Floating Rate Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 01/31/2011

Item 1. Reports to Stockholders.

January 31, 2011

Oppenheimer

Senior Floating Rate Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

January 31, 2011 Oppenheimer Management Senior Floating Rate Commentary and Fund Semiannual Report M A N A G E M E N T C O M M E N TA R Y An Interview with Your Fund’s Portfolio Managers S E M I A N N U A L R E P O RT Listing of Top Holdings Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Corporate Loan Industries

Media	14.1%
Commercial Services & Supplies	9.3
Hotels, Restaurants & Leisure	7.4
Chemicals	5.5
Aerospace & Defense	5.4
Health Care Providers & Services	5.3
Electric Utilities	5.1
Containers & Packaging	3.6
Health Care Equipment & Supplies	2.9
Energy Equipment & Services	2.8
Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2011, and are based on net assets.

Credit Allocation
Credit Rating Breakdown	NRSRO Only Total

AAA	12.2%
BBB	3.1
BB	27.0
B	49.5
CCC	6.1
C	0.1
D	0.4
Unrated	1.6

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of January 31, 2011, and are subject to change. Except for securities labeled “Unrated” and except for certain securities issued or guaranteed by a foreign sovereign or supranational entity, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a foreign sovereign or supranational entity are assigned a credit rating equal to the highest NRSRO rating assigned to that foreign sovereign or supranational entity. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Unrated securities do not necessarily indicate low credit quality, but may or may not be equivalent of investment-grade. Please consult the Fund’s prospectus for further information. Additional information can be found in the Fund’s Statement of Additional Information.
7 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings or industry sectors does not constitute a recommendation by OppenheimerFunds, Inc. Effective 6/1/10, the Fund’s investment objective changed to the following: the Fund seeks as high a level of current income as is consistent with investing primarily in senior floating rate loans and other debt securities. Effective 7/1/10, the Fund converted from a closed-end investment company to an open-end investment company. Accordingly, shareholders have the ability to redeem their shares on a daily basis at net asset value, less applicable sales charges.
Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested. Shares of the Fund will fluctuate and the Fund is not a money market fund.
Class A shares of the Fund were first publicly offered on 9/8/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 9/8/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 3% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.50% asset-based sales charge (the Board of Trustees can increase the fee to 0.75%).
Class C shares of the Fund were first publicly offered on 9/8/99. Unless otherwise noted, Class C shares are shown net of the applicable 1% early withdrawal charge for the one-year period. Class C shares are subject to an annual 0.50% asset-based sales charge (the Board of Trustees can increase the fee to 0.75%).
Class Y shares of the Fund were first publicly offered on 11/28/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
8 | OPPENHEIMER SENIOR FLOATING RATE FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9 | OPPENHEIMER SENIOR FLOATING RATE FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2010	January 31, 2011	January 31, 2011

Actual
Class A	$1,000.00	$1,075.70	$5.77
Class B	1,000.00	1,070.60	9.65
Class C	1,000.00	1,073.00	8.45
Class Y	1,000.00	1,075.90	3.98

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.66	5.62
Class B	1,000.00	1,015.93	9.39
Class C	1,000.00	1,017.09	8.22
Class Y	1,000.00	1,021.37	3.88
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended January 31, 2011 are as follows:

Class	Expense Ratios

Class A	1.10%
Class B	1.84
Class C	1.61
Class Y	0.76
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
10 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS January 31, 2011 / Unaudited

	Principal
	Amount	Value

Corporate Loans—99.3%
Consumer Discretionary—29.8%
Auto Components—2.4%
Allison Transmission, Inc., Sr. Sec. Credit Facilities Term Loan, 2.75%, 8/7/14[1]	$45,000,000	$45,028,129
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 9/29/16[1]	14,748,038	15,116,738
Remy International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 12/16/16[1]	5,000,000	5,062,500
TI Automotive Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.50%, 6/24/16[1]	4,987,500	5,112,188
Visteon Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8%, 10/1/17[1]	23,840,250	24,168,053

		94,487,608

Automobiles—0.6%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 8/3/13[2,3]	54,969,677	618,409
Ford Motor Co., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.02%, 12/16/13[1]	21,332,595	21,411,056

		22,029,465

Diversified Consumer Services—0.8%
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 8/17/14[1]	8,193,791	8,214,275
ServiceMaster Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.76%-2.81%, 7/24/14[1]	22,874,214	22,598,489
ServiceMaster Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 2.76%, 7/24/14[1]	2,079,275	2,054,211

		32,866,975

Hotels, Restaurants & Leisure—7.4%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/22/16[1]	8,815,700	8,733,053
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.50%, 4/15/15[1]	10,343,888	10,408,454
BLB Management Services, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.50%, 11/5/15[1]	4,806,334	4,842,343
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.384%-8.50%, 7/13/12[1]	21,869,306	21,923,979
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B2, 3.303%, 1/28/15[1]	14,890,018	13,901,231
Tranche B3, 3.303%, 1/28/15[1]	11,515,154	10,754,072
11 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Hotels, Restaurants & Leisure Continued
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.511%, 5/4/13[1]	$2,257,574	$2,176,678
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 4.511%, 5/4/13[1]	2,989,695	2,882,566
Cedar Fair LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/1/16[1]	22,840,463	23,195,312
DineEquity, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 9/21/17[1]	9,584,806	9,755,473
Dunkin’ Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 10/25/17[1]	25,000,000	25,454,100
Golden Nugget, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 2%-3.123%, 6/30/14[1,4]	6,913,114	5,962,562
Golden Nugget, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Delayed Draw, 2%-3.123%, 6/8/14[1,4]	3,720,917	3,209,290
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 2L, 3.51%, 12/31/14[1]	7,000,000	4,305,000
Harrah’s Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.303%, 1/28/15[1]	16,569,229	15,443,035
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw:
Tranche A, 5%, 11/25/13[1]	968,952	970,564
Tranche B, 5%, 11/25/13[1]	1,101,665	1,103,497
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities Term Loan, 5%, 11/25/13[1]	2,754,162	2,758,742
Las Vegas Sands LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Delayed Draw, 3.04%, 11/23/16[1]	2,143,463	2,134,889
Las Vegas Sands LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 3.04%, 11/23/16[1]	4,581,764	4,566,612
MGM Mirage, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 7%, 2/21/14[1]	41,845,661	41,165,669
Michael Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%-6.25%, 6/14/16[1]	11,774,842	11,975,992
Six Flags Entertainment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 6/30/16[1]	38,196,397	38,793,214
Turtle Bay Holding Co. LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche A, 10.30%, 2/5/13[1,4]	327,560	322,646
Tranche B, 2.713%, 3/1/15[1,4]	671,590	570,852
Universal City Development Partners Ltd., Sr. Sec. Credit Facilities Term Loan, 6.50%, 11/15/14[1]	17,000,000	17,230,146
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-on, 4.80%, 5/25/13[1]	994,340	1,000,623
Tranche B, 4.80%, 5/25/13[1]	1,389,353	1,398,133
12 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value

Hotels, Restaurants & Leisure Continued
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 4.80%, 5/25/11[1]	$6,112,762	$6,151,388

		293,090,115

Household Durables—1.7%
NBTY, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 7/14/17[1]	14,250,000	14,494,929
Phillips-Van Heusen Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/15/16[1]	5,712,997	5,770,127
Sleep Innovations, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 3/5/15[2,4]	3,591,272	3,600,250
Spectrum Brands Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%-8%, 6/4/16[1]	37,267,120	37,711,398
Springs Window Fashions Division, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.063%, 12/30/12[1]	3,836,973	3,707,476

		65,284,180

Media—14.1%
Advanstar Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.56%, 5/15/14[1]	26,477,694	22,837,011
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 10/8/16[1]	31,459,001	31,714,605
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.90%, 5/15/13[1,4,5]	19,089,735	10,976,597
Atlantic Broadband Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 11/27/15[1]	9,980,348	10,073,914
Bresnan Broadband Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 12/6/17[1]	12,000,000	12,135,000
Carmike Cinemas, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 1/27/16[1]	11,307,566	11,459,517
Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities Incremental Term Loan, 7.50%, 7/3/14[1]	3,924,396	3,963,640
Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities Term Loan, 2.55%, 7/4/14[1]	24,922,747	24,559,223
Cenveo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 12/21/16[1]	4,697,114	4,773,442
Cequel Communications LLC, Sr. Sec. Credit Facilities Term Loan, 2.261%, 11/5/13[1]	11,204,707	11,210,802
Charter Communications Operation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.26%, 3/5/14[1]	4,692,614	4,698,804
Charter Communications Operation LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, 2.76%, 9/1/14[1]	8,515,938	8,366,909
Charter Communications, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche T2 Add-on, 7.151%, 3/6/14[1]	5,470,683	5,664,438
13 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Media Continued
Cinram International, Inc., Sr. Sec. Credit Facilities Term Loan, 2.261%, 5/6/11[1]	$17,097,555	$13,421,581
Citadel Broadcasting Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/29/16[1]	8,019,000	8,111,724
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.91%, 1/29/16[1]	11,297,126	10,183,557
Dex Media West LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 4.50%-7%, 10/24/14[1]	14,855,030	13,833,941
Entercom Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 1.385%-3.329%, 6/30/12[1]	10,975,065	10,828,735
Filmyard Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.75%, 5/16/16[1]	9,829,999	10,100,325
Filmyard Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 13%, 11/16/16[1]	1,415,000	1,453,911
FoxCo Acquisition Sub LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.397%, 7/14/15[1]	26,941,073	26,974,750
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 11/7/16[1]	5,000,000	5,081,250
Gray Television, Inc., Sr. Sec. Credit Facilities Term Loan, 4.52%, 12/31/14[1]	24,092,248	23,836,268
Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.25%-5.536%, 8/5/12[1]	39,605,395	39,085,575
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/3/18[1]	18,750,000	19,024,181
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities Term Loan, 3.303%, 2/1/14[1]	27,056,576	26,202,616
Knology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 9/30/16[1]	5,510,000	5,579,735
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 4.511%-4.75%, 3/29/13[1]	34,060,997	33,294,625
Mediacom Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.50%, 10/20/17[1]	4,975,000	4,981,219
Mediacom Communications Corp./MCC Georgia LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche FA, 4.50%, 10/20/17[1]	9,950,000	9,968,656
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 13.463%-13.715%, 11/15/13[1,4]	29,025,191	28,517,250
Newport Television LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.877%, 9/14/16[1]	16,480,904	16,583,910
Newport Television LLC/High Plains Broadcasting Operating Co. LLC, Sr. Sec. Credit Facilities Term Loan, 8.877%, 9/14/16[1]	4,507,626	4,535,798
Penton Media, Inc., Sr. Sec. Credit Facilities Exit Term Loan, Tranche B, 4.819%, 8/1/14[1,4]	34,593,438	28,424,286
14 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value

Media Continued
Sinclair Television Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 10/29/15[1]	$3,554,225	$3,624,570
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A, 8%, 9/28/14[1]	1,208,733	1,154,340
Tranche B, 8%, 9/28/14[1,4]	1,074,430	1,026,080
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Incremental Term Loan, 6.76%-8.63%, 6/18/14[1]	12,137,857	12,077,167
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.50%-4.685%, 6/30/14[1]	20,559,615	19,371,023
Young Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8%, 6/30/15[1,5]	8,872,306	8,938,848
Zuffa LLC, Sr. Sec. Credit Facilities Incremental Term Loan, Tranche B, 7.50%, 6/18/15[1]	9,463,149	9,628,754

		558,278,577

Specialty Retail—2.2%
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities Term Loan, 2.54%-2.56%, 5/28/13[1]	6,020,224	6,010,428
Claire’s Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.044%-3.054%, 5/29/14[1]	12,095,693	11,648,588
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6%, 11/21/16[1]	12,420,000	12,683,925
PETCO Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/3/17[1]	12,000,000	12,182,808
Pilot Travel Centers LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 11/12/15[1]	21,145,997	21,547,771
Sports Authority, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 10/26/17[1]	13,000,000	13,162,500
Toys R Us Delaware, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 8/11/16[1]	11,284,250	11,449,440

		88,685,460

Textiles, Apparel & Luxury Goods—0.6%
Visant Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 9/22/16[1]	23,558,500	23,904,527
Consumer Staples—2.1%
Food & Staples Retailing—0.1%
Rite Aid Corp., Sr. Sec. Credit Facilities Term Loan, Tranche 2, 2.01%-2.02%, 6/4/14[1]	2,708,202	2,609,352
Food Products—1.3%
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5%-5.50%, 2/1/17[1]	4,354,352	4,404,228
Tranche C1, 5%-5.50%, 2/1/17[1]	10,815,124	10,939,000
15 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Food Products Continued
Green Mountain Coffee Roasters, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 9/14/16[1]	$15,000,000	$15,084,375
Pierre Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%-7.397%, 7/29/16[1]	14,940,088	15,084,827
Pierre Foods, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.25%, 7/29/17[1]	6,475,000	6,653,063

		52,165,493

Personal Products—0.7%
Levlad LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.995%, 3/5/15[1,4]	6,949,892	6,173,819
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%-6%, 8/15/15[1]	19,560,199	19,743,576

		25,917,395

Energy—4.1%
Energy Equipment & Services—2.8%
AL Gulf Coast Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 6/2/16[1]	10,833,521	10,779,353
Bourland & Leverich Supply, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11%, 8/15/15[1]	5,648,500	5,874,440
Hercules Offshore LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 7/11/13[1]	15,838,966	15,508,993
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 4/20/17[1]	31,223,089	31,603,636
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche I-A, 7.50%, 4/20/17[1]	7,241,351	7,329,609
Tranche I-M, 7.50%, 4/20/17[1]	4,423,060	4,476,968
Trident Exploration Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 12.50%, 5/17/14[1]	31,586,101	33,876,093

		109,449,092

Oil, Gas & Consumable Fuels—1.3%
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 6%, 4/3/16[1]	17,677,423	17,815,536
Venoco, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.313%, 5/7/14[1]	17,702,890	17,608,852
Western Refining, Inc., Sr. Sec. Credit Facilities Term Loan, 10.603%, 2/8/14[1]	14,510,953	14,891,866

		50,316,254
16 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value

Financials—4.9%
Capital Markets—1.2%
Fortress Investment Group LLC, Sr. Sec. Credit Facilities Term Loan, 5.75%, 9/13/15[1]	$6,258,616	$6,372,053
Nuveen Investments, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%-5.804%, 5/31/17[1]	30,040,288	30,321,915
Nuveen Investments, Inc., Sr. Sec. Credit Facilities Term Loan, 3.303%-3.304%, 11/1/14[1]	9,720,873	9,525,445

		46,219,413

Consumer Finance—0.9%
American General Financial Services Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 4/16/15[1]	36,280,000	36,856,961
Insurance—1.2%
ILFC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 7%, 3/5/16[1]	8,807,692	8,920,933
International Lease Finance Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.75%, 2/23/15[1]	28,192,308	28,549,758
Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.51%, 4/3/14[1]	9,865,915	8,435,358

		45,906,049

Real Estate Management & Development—1.1%
Realogy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 3.261%-3.303%, 10/10/13[1]	10,000,000	9,719,640
Realogy Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Delayed Draw, Tranche B, 13.50%, 10/15/17	30,150,000	33,654,938

		43,374,578

Thrifts & Mortgage Finance—0.5%
Green Tree Credit Solutions, Sr. Sec. Credit Facilities Term Loan, 8%, 12/10/15[1]	21,715,990	21,933,150
Health Care—9.4%
Biotechnology—0.3%
Grifols SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/4/16[1]	10,515,000	10,693,534
Health Care Equipment & Supplies—2.9%
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.26%, 4/30/13[1]	1,783,062	1,772,408
Carestream Health, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.51%, 9/26/13[1]	10,000,000	9,940,250
Caris Diagnostics, Sr. Sec. Credit Facilities Term Loan, 7.25%, 2/1/15[1]	7,241,048	7,186,739
17 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Health Care Equipment & Supplies Continued
Convatec Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 12/1/16[1]	$11,000,000	$11,167,288
dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.26%, 10/31/14[1]	7,998,207	7,950,219
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/23/16[1]	14,190,750	14,439,088
IASIS Healthcare Corp., Sr. Sec. Credit Facilities Term Loan, Tranche P1, 4.25%, 6/15/14[1]	5,000,000	4,961,875
Multiplan, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 7/9/17[1]	34,911,491	35,311,325
Renal Advantage Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/12/16[1]	15,000,000	15,248,445
Rural/Metro Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 10/18/16[1]	9,000,000	9,118,125

		117,095,762

Health Care Providers & Services—5.3%
Ardent Health Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/19/15[1]	9,925,000	10,003,576
Aveta, Inc./MMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 4/14/15[1]	7,490,200	7,546,376
Aveta, Inc./NAMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 4/14/15[1]	7,490,200	7,546,376
Community Health Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.794%, 1/25/17[1]	3,831,313	3,863,239
Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.544%, 7/2/14[1]	7,620,686	7,592,588
Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.544%, 7/2/14[1]	392,475	391,028
DaVita, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 9/28/16[1]	15,033,294	15,274,849
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 8/10/12[1]	6,701,723	6,542,557
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.553%, 3/31/17[1]	3,675,729	3,719,889
HCA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.553%, 11/18/13[1]	6,741,137	6,737,328
Health Management Associates, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.053%, 2/28/14[1]	5,651,315	5,641,108
Healthspring, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 8/27/16[1]	14,050,750	14,138,567
Healthways, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 1.81%, 11/15/13[1]	8,448,000	7,941,120
18 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value

Health Care Providers & Services Continued
JW Childs Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 9/10/16[1]	$7,727,188	$7,852,754
Manor Care, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.76%, 10/18/14[1]	10,363,060	10,334,562
Quintiles Transnational Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.31%, 3/31/13[1]	8,306,957	8,312,149
Quintiles Transnational Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.31%, 3/31/14[1]	6,500,000	6,508,125
RehabCare Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 11/3/15[1]	12,495,571	12,641,357
SHG Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 9/23/16[1]	12,469,889	12,586,795
SouthernCare, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 14.062%, 12/31/12[1,4]	8,717,888	5,143,554
Universal Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/16/16[1]	11,165,000	11,375,304
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 1/15/16[1]	7,443,891	7,521,434
Warner Chilcott Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3 Add-on, 6.25%, 4/30/15[1]	859,826	867,768
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan:
Tranche A, 6%, 10/30/14[1]	5,155,914	5,175,249
Tranche B1, 6.25%, 4/30/15[1]	3,695,174	3,729,240
Tranche B2, 6.25%, 4/30/15[1]	6,069,831	6,125,789
inVentiv Health, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, 6.50%, 7/31/16[1]	13,296,647	13,496,097

		208,608,778

Pharmaceuticals—0.9%
PTS Acquisition Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.51%, 4/10/14[1]	20,636,971	20,129,652
Warner Chilcott Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 6.50%, 2/20/16[1]	14,701,693	14,890,712

		35,020,364

Industrials—24.9%
Aerospace & Defense—5.4%
AM General LLC, Sr. Sec. Credit Facilities Letter of Credit Term Loan, 3.26%, 9/28/12[1]	467,209	439,176
AM General LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.261%, 9/30/13[1]	16,742,888	15,738,315
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.75%, 9/16/13[1]	12,550,726	12,691,922
19 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Aerospace & Defense Continued
DynCorp International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 4/11/16[1]	$47,107,378	$47,613,783
Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded Letter of Credit Term Loan, 3.51%, 3/21/13[1]	11,113,649	10,835,807
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.55%, 3/21/13[1]	2,777,326	2,707,893
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 10.50%, 3/26/14[1]	19,643,619	19,795,857
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities Letter of Credit Term Loan, 2.283%, 3/26/14[1]	848,256	758,887
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2%-2.303%, 3/26/14[1]	27,151,744	24,291,117
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.248%, 12/30/12[1,4]	25,613,803	25,573,795
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.50%, 6/30/13[1]	8,838,686	8,706,106
TransDigm Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 12/6/16[1]	10,865,000	11,053,106
Triumph Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.563%, 6/1/16[1]	9,280,365	9,356,928
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan, 2.313%, 2/3/14[1]	22,528,696	22,349,165

		211,911,857

Air Freight & Logistics—0.4%
Evergreen International Aviation, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.493%, 10/31/11[1,4]	14,985,181	14,919,621
Building Products—1.1%
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 7%, 1/21/16[1]	19,303,000	19,170,292
Champion Opco LLC, Sr. Sec. Credit Facilities Term Loan, 7.397%, 5/11/13[1]	968,367	973,209
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 2/6/11[2,3]	3,640,440	455,055
Goodman Global, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 10/6/17[1]	1,025,000	1,062,407
Summit Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 12/3/15[1]	22,830,000	22,887,075
United Subcontractors, Inc., Sr. Sec. Credit Facilities Term Loan, 6/30/15[2]	930,225	818,598

		45,366,636

Commercial Services & Supplies—9.3%
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/29/17[1]	30,490,000	30,762,123
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 5/29/18[1]	18,812,000	18,953,090
Allied Security Holdings LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.644%, 1/29/15[1]	10,334,385	10,347,303
20 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value

Commercial Services & Supplies Continued
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.261%-3.286%, 7/3/14[1]	$3,920,040	$3,827,245
Tranche B2, 6.75%, 3/31/15[1]	36,345,000	36,961,556
AutoTrader.com, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/14/16[1]	14,980,000	15,142,218
Booz Allen & Hamilton, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 6%, 7/31/15[1]	4,752,000	4,766,850
Bright Horizons LP, Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.50%, 5/21/15[1]	8,280,151	8,348,164
Ceridian Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.99%-3.26%, 11/9/14[1]	20,000,000	19,658,920
Evertec, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%-7.397%, 7/1/16[1]	15,187,000	15,443,281
Fidelity National Information Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/18/16[1]	10,408,913	10,539,024
Fifth Third Processing Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 10/28/16[1]	10,008,000	10,178,136
Fifth Third Processing Solutions LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 10/30/17[1]	520,000	533,325
First Data Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B-1, 3.01%, 9/24/14[1]	32,606,094	30,916,903
Tranche B-2, 3.01%, 9/24/14[1]	13,631,571	12,922,702
Tranche B-3, 3.01%, 9/24/14[1]	7,300,876	6,920,902
Infogroup, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/18/16[1]	3,716,325	3,767,424
Interactive Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 11/3/16[1]	21,348,000	21,685,917
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/30/16[1]	11,300,000	11,413,000
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 10/26/16[1]	5,240,000	5,377,550
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 6/22/13[1]	1,828,851	1,728,264
New Customer Service, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%-6%, 3/5/16[1]	26,149,934	26,139,029
Sedgwick CMS Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 6/30/16[1]	7,111,375	7,133,598
TransUnion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 6/15/17[1]	7,502,300	7,614,054
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan:
Tranche B, 8/23/15[6]	12,982,248	12,664,183
Tranche B, 4.963%, 8/23/15[1]	5,908,163	5,763,413
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.304%, 2/21/15[1]	12,169,674	12,093,613
21 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Services & Supplies Continued
West Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.533%-4.707%, 7/15/16[1]	$6,845,743	$6,909,313
Workflow Management, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10%, 10/17/11[1]	11,750,592	10,781,168

		369,292,268

Construction & Engineering—0.1%
Custom Building Products, Sr. Sec. Credit Facilities Term Loan, 5.75%, 3/19/15[1]	3,798,305	3,831,540
Electrical Equipment—2.6%
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 11/17/16[1]	18,800,029	18,925,368
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 5/17/17[1]	2,255,000	2,270,034
BNY ConvergEx Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 12/17/16[1]	15,849,487	16,071,380
BNY ConvergEx Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/17/16[1]	6,650,513	6,743,620
CCC Information Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 11/29/15[1]	22,500,000	22,774,230
Freescale Semiconductor Holdings, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.511%, 12/1/16[1]	35,545,473	35,685,131

		102,469,763

Industrial Conglomerates—0.7%
Hillman Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/26/16[1]	5,502,350	5,543,618
Precision Partners, Inc., Sr. Sec. Credit Facilities Term Loan, 10.849%, 10/1/13[1]	24,891,879	21,780,394

		27,324,012

Machinery—1.9%
Bucyrus International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.25%, 12/21/16[1]	17,167,532	17,178,263
Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 5.313%, 4/14/13[1]	12,955,592	13,047,356
Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B, 8%, 8/21/14[1]	2,540,736	2,582,022
Pinafore LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 9/7/16[1]	13,270,059	13,493,951
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.76%-3.04%, 7/2/14[1]	27,922,199	25,967,644
Veyance Technologies, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.50%-2.76%, 7/2/14[1]	3,707,468	3,447,946

		75,717,182
22 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value

Marine—0.4%
Tenneco Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.053%, 5/13/16[1]	$1,293,500	$1,308,845
Transtar Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 12/1/15[1]	8,640,000	8,780,400
UCI International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 7/4/17[1]	6,415,000	6,494,187

		16,583,432

Road & Rail—1.8%
Swift Transportation Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 11/22/16[1]	49,756,877	50,539,022
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan, 6.50%, 10/12/14[1]	20,465,074	19,416,239

		69,955,261

Trading Companies & Distributors—1.2%
CIT Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche 3, 6.25%, 7/27/15[1]	45,412,329	46,615,029
Information Technology—5.4%
Computers & Peripherals—0.3%
CDW LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 7/15/17[1]	10,006,889	10,100,703
Internet Software & Services—1.7%
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.034%, 10/26/14[1]	34,678,773	33,946,184
Savvis Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%-6.75%, 7/9/16[1]	33,512,505	34,093,747

		68,039,931

IT Services—2.3%
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.51%-4.56%, 12/20/12[1]	9,758,958	9,758,958
Datatel, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, 6.50%, 12/9/15[1]	2,545,322	2,558,049
Datatel, Inc., Sr. Sec Credit Facilities 2nd Lien Term Loan, 10.25%, 12/15/16[1]	3,535,000	3,610,119
Dupont Fabros Technology LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 12/2/14[1]	9,913,333	9,838,983
Telcordia Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 4/9/16[1]	11,456,012	11,563,412
Vertafore, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, 6.75%-7.151%, 7/31/16[1]	51,399,221	51,704,430

		89,033,951

Office Electronics—0.7%
CDW Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.261%, 10/10/14[1]	29,406,607	29,386,198
23 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Software—0.4%
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 11/4/16[1]	$5,231,888	$5,284,206
Verint Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.25%, 5/9/14[1]	12,020,534	12,069,373

		17,353,579

Materials—10.9%
Chemicals—5.5%
AZ Chem US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 11/4/16[1]	14,202,092	14,426,954
Chemtura Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 5.50%, 8/11/16[1]	7,644,000	7,745,917
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche C1-B, 4.063%, 5/5/15[1]	2,671,624	2,686,096
Tranche C2-B, 4.063%, 5/5/15[1]	1,118,191	1,124,248
Tranche C5-B, 4.063%, 5/5/15[1]	3,758,092	3,711,116
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C4-B, 4.063%, 5/5/15[1]	5,169,249	5,188,504
Houghton International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 1/11/16[1]	7,500,000	7,631,250
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 7.501%, 12/16/13[1]	4,647,939	4,822,237
Tranche C2, 8.001%, 12/16/14[1]	4,873,061	5,055,801
JT Baker Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 9/20/16[1]	2,483,775	2,508,613
K2 Pure Solutions NoCal LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 10%, 7/20/15[1]	4,189,500	4,147,605
Millennium Chemicals, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.053%, 11/15/14[1]	28,400,000	28,240,250
Momentive Performance Materials, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.563%, 12/4/13[1]	14,488,833	14,441,295
Nalco Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.50%, 9/21/17[1]	2,987,513	3,028,217
Omnova Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 4/12/17[1]	2,590,000	2,630,469
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 7/30/14[1]	2,969,543	2,926,856
PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.76%, 7/30/15[1]	30,610,642	30,074,955
Styron Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 7.50%, 5/21/16[1]	4,618,908	4,696,852
Tranche B, 4.50%, 7/20/17[1]	30,000,000	30,531,240
Tronox Worldwide LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, Tranche B, 5%, 12/31/49[1]	4,000,000	4,046,252
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 11/30/16[1]	28,959,261	29,321,252
Univar, Inc., Sr. Sec. Credit Facilities Term Loan, 6.25%, 6/30/17[1]	9,256,800	9,372,510

		218,358,489
24 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value

Construction Materials—0.3%
Henry Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 12/2/16[1]	$10,000,000	$10,050,000
Containers & Packaging—3.6%
Anchor Glass Container Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 2/18/16[1]	5,425,166	5,452,292
Anchor Glass Container Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 8/2/16[1]	8,000,000	8,160,000
BWAY Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.50%, 3/28/17[1]	3,047,544	3,072,305
Tranche C, 5.50%-5.918%, 3/28/17[1]	285,707	288,028
Consolidated Container Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.75%, 9/28/14[1]	16,000,000	13,980,000
Graham Packaging Co. LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 6%, 8/9/16[1]	14,979,999	15,276,485
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term Loan, Tranche C, 4.25%-6.75%, 4/5/14[1]	15,955,704	16,239,205
Hilex Poly Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 11.25%, 9/21/15[1]	9,330,000	9,469,950
Multi-Packaging Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 4/26/16[1]	3,861,000	3,894,784
Reynolds Group Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%-6.50%, 3/16/16[1]	30,000,000	30,199,920
Reynolds Packaging Group, Sr. Sec. Credit Facilities Term Loan, Tranche 1S, 6.75%, 5/5/16[1]	9,813,282	9,869,501
Xerium Technologies, Inc., Sr. Sec. Credit Facilities 2nd Lien Exit Term Loan, Tranche A, 8.25%, 5/25/15[1]	24,918,930	24,918,930

		140,821,400

Metals & Mining—0.8%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 12/19/13[2,3]	1,890,661	189
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%-6.658%, 7/11/16[1]	15,007,828	15,076,609
Novelis, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 11/29/16[1]	17,800,000	18,144,875

		33,221,673

Paper & Forest Products—0.7%
Smurfit-Stone Container Enterprises, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 6.75%, 1/2/16[1]	6,965,000	7,054,967
Tekni-Plex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9%-9.123%, 9/29/16[1]	22,655,750	22,655,750

		29,710,717
25 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Telecommunication Services—2.3%
Diversified Telecommunication Services—1.6%
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 2.51%-2.553%, 5/31/14[1]	$25,274,596	$24,642,732
Level 3 Communications, Inc., Sr. Sec. Credit Facilities Term Loan, 2.518%, 3/16/14[1]	15,703,881	15,330,914
U.S. Telepacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.25%, 7/15/15[1]	9,925,000	10,090,420
Vonage Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.75%, 12/1/15[1]	11,300,000	11,356,500

		61,420,566

Wireless Telecommunication Services—0.7%
Global Tel*Link, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 10/13/16[1]	7,840,350	7,801,148
Global Tel*Link, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 13%, 10/13/17[1]	5,240,000	5,174,500
Syniverse Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 10/28/17[1]	15,815,000	16,085,168

		29,060,816

Utilities—5.5%
Electric Utilities—5.1%
BRSP LLC, Sr. Sec. Credit Facilities Term Loan, 7.50%, 6/24/14[1]	7,057,345	7,216,135
Bosque Power Co. LLC, Sr. Sec. Credit Facilities Term Loan, 1/16/15[2]	7,174,048	5,026,318
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 4/21/17[1]	24,809,341	25,165,975
Coleto Creek Power LP, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.01%-3.053%, 6/28/13[1]	12,989,933	12,814,569
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, Tranche B, 5%, 10/19/15[1]	5,720,000	3,727,535
Equipower Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 1/4/18[1]	5,000,000	5,087,500
GenOn Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 9/8/17[1]	40,876,325	41,570,364
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.053%, 8/16/12[1]	30,294,732	28,757,275
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 3.803%, 8/16/13[1]	11,000,000	9,973,337
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities Letter of Credit Term Loan, 2.01%, 8/16/12[1]	4,549,725	4,318,827
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.053%, 8/16/12[1]	2,061,360	1,956,746
26 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal
	Amount	Value

Electric Utilities Continued
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.897%, 2/15/15[1,4]	$20,712,005	$15,803,260
Texas Competitive Electric Holdings Co. LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 3.761%-3.803%, 10/10/14[1]	3,634,017	3,014,813
Tranche B3, 3.50%-3.803%, 10/10/14[1]	39,599,671	32,779,341
Texas Competitive Electric Holdings Co. LLC, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 3.761%-3.803%, 10/10/14[1]	3,209,375	2,655,508

		199,867,503

Multi-Utilities—0.1%
Great Point Power, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 5.50%, 2/4/17[1]	4,417,548	4,434,114
Water Utilities—0.3%
Entegra TC LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 2.803%, 4/19/14[1]	12,612,953	12,234,565

Total Corporate Loans (Cost $3,880,676,271)		3,921,873,888

Corporate Bonds and Notes—2.3%
Aleris International, Inc., 6% Bonds, 7/1/20	98,792	98,792
Berry Plastics Corp., 5.053% Sr. Sec. Nts., 2/15/15[1]	8,470,000	8,501,763
Berry Plastics Holding Corp., 4.177% Sr. Sec. Nts., 9/15/14[1]	9,201,000	8,809,958
LightPoint CLO Ltd. VII, 4.286% Collateralized Loan Obligations Sub. Deferrable Nts., Series 2007-7A, Cl. D, 5/15/21[1,7]	4,500,000	2,745,000
Lyondell Chemical Co.:
8% Sr. Sec. Nts., 11/1/17[8]	5,000,000	5,531,213
11% Sr. Sec. Nts., 5/1/18	6,485,120	7,425,462
NXP BV/NXP Funding LLC, 3.053% Sr. Sec. Nts., 10/15/13[1]	24,930,000	24,774,188
Verso Paper Holdings LLC/Verso Paper, Inc.:
4.037% Sr. Sec. Nts., Series B, 8/1/14[1]	12,177,500	11,766,509
8.75% Sr. Sec. Nts., 2/1/19[8]	17,000,000	17,701,250
Wellman, Inc., 5% Cv. Nts., 1/30/19[2,4]	3,638,055	2,080,621

Total Corporate Bonds and Notes (Cost $99,811,860)		89,434,756

	Shares

Preferred Stocks—0.0%
Alpha Media Group, Inc., Preferred[3,5] (Cost $—)	1,145	—

Common Stocks—0.8%
Aleris Holding Co.[3]	114,329	6,745,411
Alpha Media Group, Inc.[3,5]	8,587	—
BLB Management Services, Inc.[3]	165,551	1,821,061
Champion Opco LLC[3]	183,994	505,983
27 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Common Stocks Continued
Levlad LLC[3]	40,755	$203,773
Metro-Goldwyn-Mayer Studios, Inc.[3]	515,177	11,543,829
Sleep Innovations, Inc., Cl. 2[3]	28,602	—
Sleep Innovations, Inc., Cl. 4[3]	4,275	—
Star Tribune Holdings Corp.[3]	39,111	850,664
Turtle Bay Holding Co. LLC[3]	324,258	421,535
United Subcontractors, Inc.[3]	39,690	1,007,124
Wellman, Inc.[3]	3,371	—
Young Broadcasting, Inc.[3,5]	3,986	9,865,350

Total Common Stocks (Cost $34,022,020)		32,964,730

	Units

Rights, Warrants and Certificates—1.1%
BLB Management Services, Inc. Rts., Strike Price $0.001, 12/31/11[3]	8,000	140,000
Champion Opco LLC Wts., Strike Price $0.000001, Exp. 1/27/20[3]	67,016	—
ION Media Networks, Inc. Wts., Strike Price $0.01, Exp. 12/18/16[3]	35,695	16,062,750
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24[3,5]	10,801	26,732,475

Total Rights, Warrants and Certificates (Cost $39,301,091)		42,935,225

	Shares

Investment Company—14.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%[5,9] (Cost $566,878,134)	566,878,134	566,878,134

Total Investments, at Value (Cost $4,620,689,376)	117.8%	4,654,086,733
Liabilities in Excess of Other Assets	(17.8)	(702,722,532)

Net Assets	100.0%	$3,951,364,201

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Issue is in default. See Note 1 of the accompanying Notes.

3.	Non-income producing security.

4.	Interest or dividend is paid-in-kind, when applicable.

5.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:
28 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Shares/Units/			Shares/Units/
	Principal Amount	Gross	Gross	Principal Amount
	July 30, 2010[a]	Additions	Reductions	January 31, 2011

Alpha Media Group, Inc.	8,587	—	—	8,587
Alpha Media Group, Inc., Preferred	1,145	—	—	1,145
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.90%, 5/15/13	17,970,635	1,119,100	—	19,089,735
Oppenheimer Institutional Money Market Fund, Cl. E	85,152,058	1,038,691,995	556,965,919	566,878,134
Young Broadcasting, Inc.	—	3,986	—	3,986
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24	—	10,801	—	10,801
Young Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8%, 6/30/15	—	8,872,306	—	8,872,306

	Value	Income

Alpha Media Group, Inc.	$—	$—
Alpha Media Group, Inc., Preferred	—	—
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.90%, 5/15/13	10,976,597	650,346	[b]
Oppenheimer Institutional Money Market Fund, Cl. E	566,878,134	328,305
Young Broadcasting, Inc.	9,865,350	—
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24	26,732,475	—
Young Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8%, 6/30/15	8,938,848	388,458

	$623,391,404	$1,367,109

a.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

b.	All or portion of the transactions were the result of non-cash dividends.
6.	This Senior Loan will settle after January 31, 2011, at which time the interest rate will be determined.

7.	Restricted security. The aggregate value of restricted securities as of January 31, 2011 was $2,745,000, which represents 0.07% of the Fund’s net assets. See Note 5 of the accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Dates	Cost	Value	Depreciation

LightPoint CLO Ltd. VII, 4.286% Collateralized Loan Obligations Sub. Deferrable Nts., Series 2007-7A, Cl. D, 5/15/21	6/19/07-8/17/09	$4,166,600	$2,745,000	$1,421,600
8.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $23,232,463 or 0.59% of the Fund’s net assets as of January 31, 2011.

9.	Rate shown is the 7-day yield as of January 31, 2011.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
29 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2011 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Corporate Loans	$—	$3,921,873,699	$189	$3,921,873,888
Corporate Bonds and Notes	—	84,510,343	4,924,413	89,434,756
Preferred Stocks	—	—	—	—
Common Stocks	—	22,593,397	10,371,333	32,964,730
Rights, Warrants and Certificates	—	16,202,750	26,732,475	42,935,225
Investment Company	566,878,134	—	—	566,878,134

Total Assets	$566,878,134	$4,045,180,189	$42,028,410	$4,654,086,733

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

			Change in	Accretion/
			unrealized	(amortization)	Net	Transfers in	Value as of
	Value as of	Realized	appreciation/	of premium/	purchases	and/or out	January 31,
	July 30, 2010[a]	gain (loss)	depreciation	discount[b]	(sales)	of Level 3	2011

Assets Table
Investments, at Value:
Corporate Loans	$304,859	$18,724	$(25,335)	$—	$(18,724)	$(279,335)	$189
Corporate Bonds and Notes	2,127,846	—	687,242	(5,675)	—	2,115,000	4,924,413
Common Stocks	121,436	—	2,268,261	—	7,981,636	—	10,371,333
Rights, Warrants and Certificates	—	—	5,104,436	—	21,628,039	—	26,732,475

Total Assets	$2,554,141	$18,724	$8,034,604	$(5,675)	$29,590,951	$1,835,665	$42,028,410

a.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

b.	Included in net investment income.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
January 31, 2011

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $4,006,059,805)	$4,030,695,329
Affiliated companies (cost $614,629,571)	623,391,404

4,654,086,733
Cash	4,993,269
Receivables and other assets:
Shares of beneficial interest sold	101,235,097
Interest, dividends and principal paydowns	12,951,985
Investments sold	6,196,871
Other	66,850

Total assets	4,779,530,805

Liabilities
Payables and other liabilities:
Investments purchased	805,022,824
Shares of beneficial interest redeemed	17,118,888
Dividends	4,697,243
Distribution and service plan fees	540,185
Transfer and shareholder servicing agent fees	205,876
Shareholder communications	57,999
Trustees’ compensation	27,983
Other	495,606

Total liabilities	828,166,604

Net Assets	$3,951,364,201

Composition of Net Assets
Par value of shares of beneficial interest	$471,032
Additional paid-in capital	4,449,354,429
Accumulated net investment income	467,973
Accumulated net realized loss on investments	(532,326,590)
Net unrealized appreciation on investments	33,397,357

Net Assets	$3,951,364,201

31 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,041,463,434 and 243,382,401 shares of beneficial interest outstanding)	$8.39
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$8.69

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $97,495,326 and 11,618,608 shares of beneficial interest outstanding)	$8.39

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,331,258,733 and 158,532,774 shares of beneficial interest outstanding)	$8.40

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $481,146,708 and 57,497,736 shares of beneficial interest outstanding)	$8.37
See accompanying Notes to Financial Statements.
32 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended January 31, 2011

Investment Income
Interest:
Unaffiliated companies	$93,178,583
Affiliated companies	1,038,804
Dividends from affiliated companies	328,305
Other income	33,732

Total investment income	94,579,424

Expenses
Management fees	7,754,003
Distribution and service plan fees:
Class A	1,518,993
Class B	327,603
Class C	3,708,306
Transfer and shareholder servicing agent fees:
Class A	555,431
Class B	113,948
Class C	435,857
Class Y	47,138
Shareholder communications:
Class A	144,832
Class B	32,665
Class C	141,183
Class Y	6,680
Borrowing fees	998,081
Custodian fees and expenses	225,717
Trustees’ compensation	19,896
Administration service fees	750
Other	144,998

Total expenses	16,176,081
Less waivers and reimbursements of expenses	(147,453)

Net expenses	16,028,628

Net Investment Income	78,550,796

Realized and Unrealized Gain (Loss)
Net realized loss on investments from unaffiliated companies	(10,284,929)
Net change in unrealized appreciation/depreciation on investments	109,343,014

Net Increase in Net Assets Resulting from Operations	$177,608,881

See accompanying Notes to Financial Statements.
33 | OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2011	July 30,
	(Unaudited)	2010[1]

Operations
Net investment income	$78,550,796	$94,500,681
Net realized loss	(10,284,929)	(100,343,397)
Net change in unrealized appreciation/depreciation	109,343,014	252,686,900

Net increase in net assets resulting from operations	177,608,881	246,844,184

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(37,198,668)	(38,562,883)
Class B	(2,350,826)	(5,009,574)
Class C	(27,708,536)	(39,452,163)
Class Y	(4,840,056)	(1,052,484)

	(72,098,086)	(84,077,104)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	1,150,352,227	193,246,333
Class B	6,177,566	(22,635,694)
Class C	457,990,535	80,408,938
Class Y	432,064,508	32,223,978

	2,046,584,836	283,243,555

Net Assets
Total increase	2,152,095,631	446,010,635
Beginning of period	1,799,268,570	1,353,257,935

End of period (including accumulated net investment income (loss) of $467,973 and $(5,984,737), respectively)	$3,951,364,201	$1,799,268,570

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
See accompanying Notes to Financial Statements.
34 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class A	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$8.04	$7.18	$8.27	$9.11	$9.54	$9.54

Income (loss) from investment operations:
Net investment income[2]	.27	.50	.48	.62	.69	.66
Net realized and unrealized gain (loss)	.33	.82	(.99)	(.85)	(.42)	— [3]

Total from investment operations	.60	1.32	(.51)	(.23)	.27	.66

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.25)	(.46)	(.58)	(.61)	(.70)	(.66)

Net asset value, end of period	$8.39	$8.04	$7.18	$8.27	$9.11	$9.54

Total Return, at Net Asset Value[4]	7.57%	18.64%	(4.89)%	(2.68)%	2.75%	7.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,041,463	$838,425	$575,490	$855,905	$1,460,069	$1,513,036

Average net assets (in thousands)	$1,211,763	$666,512	$624,278	$1,179,865	$1,687,143	$1,292,028

Ratios to average net assets:[5]
Net investment income	6.59%	6.47%	7.15%	7.11%	7.26%	6.88%
Expenses excluding interest and fees from borrowings	1.03%	1.14%	1.12%	1.02%	0.99%	1.02%
Interest and fees from borrowings	0.08%	0.29%	0.68%	0.14%	0.08%	0.09%

Total expenses	1.11%[6]	1.43%[6]	1.80%[6]	1.16%[6]	1.07%[6]	1.11%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.10%	1.42%	1.75%	1.05%	0.97%	0.97%

Portfolio turnover rate	22%	67%	51%	50%	105%	104%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2011	1.12%
Year Ended July 30, 2010	1.44%
Year Ended July 31, 2009	1.81%
Year Ended July 31, 2008	1.17%
Year Ended July 31, 2007	1.07%
See accompanying Notes to Financial Statements.
35 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class B	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$8.05	$7.18	$8.27	$9.12	$9.54	$9.54

Income (loss) from investment operations:
Net investment income[2]	.25	.46	.44	.57	.64	.60
Net realized and unrealized gain (loss)	.31	.82	(.99)	(.87)	(.42)	— [3]

Total from investment operations	.56	1.28	(.55)	(.30)	.22	.60

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.22)	(.41)	(.54)	(.55)	(.64)	(.60)

Net asset value, end of period	$8.39	$8.05	$7.18	$8.27	$9.12	$9.54

Total Return, at Net Asset Value[4]	7.06%	18.04%	(5.49)%	(3.37)%	2.27%	6.49%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$97,495	$87,676	$98,997	$149,858	$247,726	$318,312

Average net assets (in thousands)	$86,701	$96,622	$106,162	$201,066	$295,655	$334,997

Ratios to average net assets:[5]
Net investment income	6.01%	5.86%	6.53%	6.48%	6.71%	6.27%
Expenses excluding interest and fees from borrowings	1.77%	1.80%	1.76%	1.62%	1.57%	1.59%
Interest and fees from borrowings	0.08%	0.29%	0.68%	0.14%	0.08%	0.09%

Total expenses	1.85%[6]	2.09%[6]	2.44%[6]	1.76%[6]	1.65%[6]	1.68%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.84%	2.08%	2.39%	1.65%	1.55%	1.54%

Portfolio turnover rate	22%	67%	51%	50%	105%	104%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2011	1.86%
Year Ended July 30, 2010	2.10%
Year Ended July 31, 2009	2.45%
Year Ended July 31, 2008	1.77%
Year Ended July 31, 2007	1.65%
See accompanying Notes to Financial Statements.
36 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class C	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$8.05	$7.19	$8.27	$9.12	$9.55	$9.55

Income (loss) from investment operations:
Net investment income[2]	.25	.47	.45	.58	.64	.61
Net realized and unrealized gain (loss)	.33	.81	(.98)	(.87)	(.42)	— [3]

Total from investment operations	.58	1.28	(.53)	(.29)	.22	.61

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.23)	(.42)	(.55)	(.56)	(.65)	(.61)

Net asset value, end of period	$8.40	$8.05	$7.19	$8.27	$9.12	$9.55

Total Return, at Net Asset Value[4]	7.30%	18.06%	(5.22)%	(3.28)%	2.24%	6.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,331,259	$831,166	$670,264	$976,602	$1,672,484	$1,686,272

Average net assets (in thousands)	$983,490	$740,664	$705,289	$1,365,398	$1,843,725	$1,542,199

Ratios to average net assets:[5]
Net investment income	6.17%	6.01%	6.66%	6.60%	6.76%	6.36%
Expenses excluding interest and fees from borrowings	1.54%	1.62%	1.60%	1.54%	1.50%	1.52%
Interest and fees from borrowings	0.08%	0.29%	0.68%	0.14%	0.08%	0.09%

Total expenses	1.62%[6]	1.91%[6]	2.28%[6]	1.68%[6]	1.58%[6]	1.61%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.61%	1.90%	2.23%	1.57%	1.48%	1.47%

Portfolio turnover rate	22%	67%	51%	50%	105%	104%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2011	1.63%
Year Ended July 30, 2010	1.92%
Year Ended July 31, 2009	2.29%
Year Ended July 31, 2008	1.69%
Year Ended July 31, 2007	1.58%
See accompanying Notes to Financial Statements.
37 | OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class Y	(Unaudited)	2010[1]	2009	2008	2007	2006[2]

Per Share Operating Data
Net asset value, beginning of period	$8.03	$7.16	$8.25	$9.11	$9.54	$9.54

Income (loss) from investment operations:
Net investment income[3]	.27	.52	.47	.69	.69	.47
Net realized and unrealized gain (loss)	.33	.83	(.96)	(.93)	(.39)	— [4]

Total from investment operations	.60	1.35	(.49)	(.24)	.30	.47

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.26)	(.48)	(.60)	(.62)	(.73)	(.47)

Net asset value, end of period	$8.37	$8.03	$7.16	$8.25	$9.11	$9.54

Total Return, at Net Asset Value[5]	7.59%	19.18%	(4.66)%	(2.78)%	3.14%	5.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$481,147	$42,002	$8,507	$5,496	$58,955	$1

Average net assets (in thousands)	$153,159	$17,679	$7,054	$21,397	$11,372	$1

Ratios to average net assets:[6]
Net investment income	6.55%	6.67%	7.34%	7.69%	7.34%	7.33%
Expenses excluding interest and fees from borrowings	0.69%	0.76%	0.94%	0.73%	0.74%	0.87%
Interest and fees from borrowings	0.08%	0.29%	0.68%	0.14%	0.08%	0.09%

Total expenses	0.77%[7]	1.05%[7]	1.62%[7]	0.87%[7]	0.82%[7]	0.96%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.76%	1.04%	1.57%	0.76%	0.72%	0.85%

Portfolio turnover rate	22%	67%	51%	50%	105%	104%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	For the period from November 28, 2005 (inception of offering) to July 31, 2006.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Less than $0.005.

5.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and repurchase at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6.	Annualized for periods less than one full year.

7.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended January 31, 2011	0.78%
Year Ended July 30, 2010	1.06%
Year Ended July 31, 2009	1.63%
Year Ended July 31, 2008	0.88%
Year Ended July 31, 2007	0.82%
See accompanying Notes to Financial Statements.
38 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Senior Floating Rate Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks as high a level of current income as is consistent with investing primarily in senior floating rate loans and other debt securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current
39 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. As of January 31, 2011, the Manager determined the fair value of certain corporate notes using an internal model based on anticipated cash flows. The Manager determined the fair value of certain thinly traded common stock, and related warrants, using weekly broker-dealer price quotations. For certain common stock that does not trade, the Manager has determined the fair value of these securities using internal models that utilize quarterly financial statements and manager assumptions using comparable security inputs. Such investments have been classified as Level 3 instruments.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
40 | OPPENHEIMER SENIOR FLOATING RATE FUND

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
     As of January 31, 2011, securities with an aggregate market value of $3,921,873,888, representing 99.25% of the Fund’s net assets were comprised of Senior Loans.
Security Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund’s investments in senior loans are subject to risk of default. Information concerning securities in default as of January 31, 2011 is as follows:

Cost	$58,800,414
Market Value	$12,599,440
Market Value as a % of Net Assets	0.32%
41 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 30, 2010, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of July 30, 2010, the Fund had available for federal income tax purposes post-October losses of $36,355,950 and unused capital loss carryforwards as follows:1

Expiring

2011	$26,003,298
2014	4,679,034
2015	6,897,861
2016	50,471,975
2017	186,215,370
2018	205,565,524

Total	$479,833,062

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
As of January 31, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $526,473,941 of which $10,284,929 expires in 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased
42 | OPPENHEIMER SENIOR FLOATING RATE FUND

for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2011, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$4,624,583,701

Gross unrealized appreciation	$112,575,028
Gross unrealized depreciation	(83,071,996)

Net unrealized appreciation	$29,503,032

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
43 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund is authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2011		Year Ended July 30, 2010[1]
	Shares	Amount	Shares	Amount

Class A
Sold	155,986,323	$1,289,131,576	41,565,099	$330,484,383
Dividends and/or distributions reinvested	3,083,559	25,442,553	2,661,399	20,884,028
Repurchased	—	—	(16,612,683)	(129,843,105)
Redeemed	(19,936,787)	(164,221,902)	(3,541,168)	(28,278,973)

Net increase	139,133,095	$1,150,352,227	24,072,647	$193,246,333

Class B
Sold	3,327,612	$27,455,520	1,816,960	$14,414,569
Dividends and/or distributions reinvested	205,520	1,691,747	438,957	3,432,664
Repurchased	—	—	(4,401,482)	(34,536,735)
Redeemed	(2,811,591)	(22,969,701)	(744,961)	(5,946,192)

Net increase (decrease)	721,541	$6,177,566	(2,890,526)	$(22,635,694)

44 | OPPENHEIMER SENIOR FLOATING RATE FUND

	Six Months Ended January 31, 2011		Year Ended July 30, 2010[1]
	Shares	Amount	Shares	Amount

Class C
Sold	62,746,223	$519,065,089	22,775,455	$181,704,679
Dividends and/or distributions reinvested	2,038,611	16,814,553	2,702,567	21,203,247
Repurchased	—	—	(12,576,371)	(98,877,807)
Redeemed	(9,480,222)	(77,889,107)	(2,954,172)	(23,621,181)

Net increase	55,304,612	$457,990,535	9,947,479	$80,408,938

Class Y
Sold	54,535,614	$450,749,252	5,121,897	$40,919,426
Dividends and/or distributions reinvested	351,934	2,911,270	33,772	269,334
Repurchased	—	—	(704,469)	(5,734,967)
Redeemed	(2,623,647)	(21,596,014)	(405,011)	(3,229,815)

Net increase	52,263,901	$432,064,508	4,046,189	$32,223,978

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended January 31, 2011, were as follows:

	Purchases	Sales

Investment securities	$2,771,067,946	$527,540,783
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Over $800 million	0.60
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2011, the Fund paid $1,110,965 to OFS for services to the Fund.
45 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Board of Trustees has currently set that fee at an annual rate of 0.50% of the daily net assets of those classes, but may increase it up to 0.75% in the future. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2010 were as follows:

Class B	$7,005,931
Class C	50,108,212
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance,
46 | OPPENHEIMER SENIOR FLOATING RATE FUND

as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred Sales	Deferred Sales	Deferred Sales
	Sales Charges	Charges	Charges	Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2011	$626,311	$5,503	$31,942	$64,648
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended January 31, 2011, the Manager waived fees and/or reimbursed the Fund $147,453 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Restricted Securities
As of January 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
6. Loan Commitments
Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $20,000,000 at January 31, 2011. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At January 31, 2011, these commitments have a market value of $20,113,280 and have been included as Corporate Loans in the Statement of Investments.
7. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage,
47 | OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Borrowings Continued
and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.50 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2705% as of January 31, 2011). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2011 date equal 0.08% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notification.

Average Daily Loan Balance	$—
Average Daily Interest Rate	—%
Fees Paid	$452,222
Interest Paid	$—
As of January 31, 2011, the Fund had no such borrowings outstanding.
8. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
48 | OPPENHEIMER SENIOR FLOATING RATE FUND

     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
9. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of a fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
49 | OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
50 | OPPENHEIMER SENIOR FLOATING RATE FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Joseph Welsh and Margaret Hui, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other closed-end loan participation funds. The Board considered that the Fund outperformed its performance universe median during the three-year, five-year and ten-year periods, although it underperformed its performance universe median during the one-year period. The Board also considered that the Fund was engaged in a proxy effort to obtain shareholder approval to convert the Fund from a closed-end fund to an open-end fund. The Board then considered the Fund’s recent improved performance, which was ranked in the third quintile of the Fund’s performance universe for the year to date ended April 30, 2010.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other closed-end loan participation funds with comparable asset levels and distribution features. The Board
51 | OPPENHEIMER SENIOR FLOATING RATE FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
considered that the Fund’s actual management fees and total expenses were lower than its expense group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through August 31, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
52 | OPPENHEIMER SENIOR FLOATING RATE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
53 | OPPENHEIMER SENIOR FLOATING RATE FUND

OPPENHEIMER SENIOR FLOATING RATE FUND

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Margaret Hui, Vice President and Portfolio Manager
Joseph Welsh, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
© 2011 OppenheimerFunds, Inc. All rights reserved.
54 | OPPENHEIMER SENIOR FLOATING RATE FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
55 | OPPENHEIMER SENIOR FLOATING RATE FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
56 | OPPENHEIMER SENIOR FLOATING RATE FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Senior Floating Rate Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 03/11/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 03/11/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 03/11/2011